RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Due to related party	$ 38,910	$ 38,910
Mr. Bideaux [Member] | 2010 [Member]
Forgiveness of related party debt	$ 17,574